Cost of sales	12 Months Ended
Dec. 31, 2017
Cost of sales
Cost of sales

14. Cost of sales

Cost of sales includes personnel expenses, cost of material, purchased services, cost for finished goods and allocated indirect costs related to production.

COST OF SALES

	Year Ended December 31,
	2017	2016	2015
	(€ in thousands)
Personnel expenses	(6,414)	(3,570)	(5,386)
Material costs	(4,344)	(6,837)	(7,645)
Depreciation	(2,071)	(1,562)	(1,890)
Other expenses	(1,510)	(2,512)	(2,226)
Allowance for slow-moving inventory	515	(954)	--
Total	(13,824)	(15,435)	(17,147)

In 2017, other expenses consisted of license fees (kEUR 404), rental and building expenses (kEUR 463) and travel expenses (kEUR 296). In 2016 other expenses consisted of rental and building expenses (kEUR 644), license fees (kEUR 421), travel expenses (kEUR 414) and tooling kits (kEUR 198).In 2015 other expenses consisted of rental and building expenses (kEUR 736), license fees (kEUR 440), travel expenses (kEUR 394) and tooling kits (kEUR 211).